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                    [Van Kampen Investments Inc. Letterhead]

                                                                       497(j)

                                 July 31, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re: Van Kampen Equity Trust, on behalf of its series, Van Kampen Aggressive
         Growth, Growth, Small Cap Value, Utility and Select Growth Funds,
         Rule 497(j) Filing (File Nos. 33-8122 and 811-4805)

Ladies and Gentlemen:

     Van Kampen Equity Trust, on behalf of its series, Van Kampen Aggressive Growth, Growth, Small Cap Value, Utility and Select Growth Funds, (the "Registrant"), filed via EDGAR on July 27, 2000, a copy of Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A (the "Registration Statement") complete with exhibits filed therewith pursuant to Rule 485(b) of the General Rules and Regulations (the "1933 Act Rules") of the Securities and Exchange Commission promulgated under the Securities Act of 1933, as amended (the "Securities Act"), and under the Investment Company Act of 1940, as amended.

     In accordance with the provisions of Rule 497(j) of the 1933 Act Rules this letter serves to certify that the prospectus and statement of additional information contained in the Registration Statement does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.

     Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (630) 684-8370.


                                    Very truly yours,

                                    /s/ Sara L. Badler

                                    Sara L. Badler
                                    Assistant Secretary